Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant any awards of stock options, stock appreciation rights or similar option-like awards during fiscal 2025. In light of our current grant practices, we have not established any policies or practices on the timing of granting of stock options, stock appreciation rights or similar option-like awards in relation to the disclosure of material nonpublic information by us. We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing Method	We did not grant any awards of stock options, stock appreciation rights or similar option-like awards during fiscal 2025. In light of our current grant practices, we have not established any policies or practices on the timing of granting of stock options, stock appreciation rights or similar option-like awards in relation to the disclosure of material nonpublic information by us.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the disclosure of material non-public information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false